RELATED PARTIES	12 Months Ended
Dec. 31, 2022
RELATED PARTIES

14.	RELATED PARTIES

The parties related to the Group include, in addition to its and Codere Group’s subsidiaries, associates and jointly controlled entities, if any, the Group’s key management personnel, as well as all individuals who are related to them by a family relationship, and the entities over which key management personnel may exercise significant influence or control. Balances and transactions between the Group and its subsidiaries, which are related parties of the Group, have been eliminated in consolidation and are not disclosed in this note. Details of transactions between the Group and other related parties are disclosed below.

Transactions with Codere Group and related companies

2022

Related Companies	Relation to the Group	Finance costs and exchange differences	Operating expenses	Total Costs
Codere España S.A.	Subsidiary of Codere Group	-	(3,645)	(3,645)
Codere Newco S.A.U.	Parent of the Group	-	(9,504)	(9,423)
Codere Apuestas Galicia S.L.	Subsidiary of Codere Group	-	(1,520)	(1,520)
Codere Operadora de Apuestas S.L.	Subsidiary of Codere Group	-	(162)	(162)
Other retail companies	Subsidiary of Codere Group	-	(857)	(857)
Mexico retail companies	Subsidiary of Codere Group	-	(3,456)	(3,456)
Retail Latam	Subsidiary of Codere Group	-	(3,365)	(3,365)

Balance at 12/31/2022

Related Companies	Relation to the Group	Current financial assets (Note 7)	Trade receivables (Note 8)	Current borrowings (Note 10)	Trade payables and other current liabilities (Note 11)
Codere Newco S.A.U.	Parent of the Group	-	3	8	1,779
Codere Operadora de Apuestas S.L.	Subsidiary of Codere Group	-	-	-	-
Codere Apuestas España S.L.	Subsidiary of Codere Group	-	109	-	369
Other retail companies	Subsidiary of Codere Group	-	-	306	788
Other latam retail companies	Subsidiary of Codere Group	-	1,034	3,187	1,497
CCOL	Subsidiary of Codere Group	-	2,832	68	1,953
ACOR/HIPA	Subsidiary of Codere Group	-	331	674	111
Total		-	4,309	4,243	6,497

2021

Related Companies	Relation to the Group	Finance costs and exchange differences	Operating expenses	Total Costs
Codere España S.A.	Subsidiary of Codere Group	-	(4,847)	(4,847)
Codere Newco S.A.U.	Parent of the Group	(81)	(7,418)	(7,499)
Codere Operadora de Apuestas S.L.	Subsidiary of Codere Group	-	(848)	(848)
Codere Italia S.P.A.	Subsidiary of Codere Group	(29)	-	(29)
Other retail companies	Subsidiary of Codere Group	-	(2,084)	(2,084)

Balance at 12/31/2021

Related Companies	Relation to the Group	Current financial assets (Note 7)	Trade receivables (Note 8)	Current borrowings (Note 10)	Trade payables and other current liabilities (Note 11)
Codere Newco S.A.U.	Parent of the Group	-	937	-	1,165
Codere Operadora de Apuestas S.L.	Subsidiary of Codere Group	-	-	-	468
Codere Apuestas España S.L.	Subsidiary of Codere Group	-	-	-	749
King Bingo S.R.L.	Subsidiary of Codere Group	-	1	-	3
OBIN	Subsidiary of Codere Group	26	(18)	-	-
CTEC	Subsidiary of Codere Group	50	-	-	-
CITATI	Subsidiary of Codere Group	-	(7)	-	-
Other retail companies	Subsidiary of Codere Group	-	-	1,776	520
Other Latam retail companies	Subsidiary of Codere Group	-	2,405	1,143	824
Total		76	3,318	2,919	3,729

2020

Related Companies	Relation to the Group	Finance costs and exchange differences	Operating expenses	Total Costs
Codere España S.A.	Subsidiary of Codere Group	(281)	-	(281)
Codere Newco S.A.U.	Parent of the Group	(12)	(3,220)	(3,232)
Codere Apuestas España S.L.	Subsidiary of Codere Group	-	(7,066)	(7,066)
Codere Apuestas Galicia S.L.	Subsidiary of Codere Group	-	(1,287)	(1,287)
Codere Operadora de Apuestas S.L.	Subsidiary of Codere Group	-	(919)	(919)
Codere Apuestas S.A.U.	Subsidiary of Codere Group	-	(79)	(79)
Codere Italia S.P.A.	Subsidiary of Codere Group	(101)	(918)	(1,019)
Administradora Mexicana del Hipódromo	Subsidiary of Codere Group	-	(4,164)	(4,164)
Other retail companies	Subsidiary of Codere Group	-	(534)	(534)

Balance at 12/31/2020

Related Companies	Relation to the Group	Trade receivables (Note 8)	Non-current borrowings (Note 10)	Current borrowings (Note 10)	Trade payables and other current liabilities (Note 11)
Codere Apuestas Galicia S.L.	Subsidiary of Codere Group	463	-	-	-
Codere Italia S.P.A.	Subsidiary of Codere Group	435	-	1,339	101
King Bingo S.R.L.	Subsidiary of Codere Group	2	-	-	-
Codere España S.A.	Subsidiary of Codere Group	-	21,191	6,644	281
Codere Newco S.A.U.	Subsidiary of Codere Group	-	250	9,048	152
Administradora Mexicana del Hipódromo	Subsidiary of Codere Group	-	-	-	-
Other retail companies	Subsidiary of Codere Group	36	-	746	945
Other Latam retail companies	Subsidiary of Codere Group	-	-	-	-
Total		936	21,441	17,777	1,479

As described in Note 9, during 2021 the Group signed an agreement to reduce debt through a conversion into equity amounting to €55.3 million. The liability conversion into equity process is comprised of the following:

●	Codere España S.A. and SEJO for €28.1 million (€27.8 million correspond to the borrowings and €0.3 million correspond to the trade payables).

●	CNEW and SEJO for €13.9 million (€9.3 million correspond to the borrowings and €4.6 million correspond to the trade payables).

●	Codere Scommese S.r.l. and Codere Italy S.A.U. for €1.0 million correspond to the borrowings.

●	Latam companies for €2,8 million correspond to the trade payables.

●	Codere Online Management Services LTD and related parties of Codere Group for €4.8 million correspond to the trade payables.

The intercompany liability is subject to the “cash free debt free” clause of the Business Combination Agreement. Accordingly, upon the Business Combination consummation (see Note 1) any outstanding liability was forgiven by the counterparty (Codere Group) and hence was converted into equity.

Managing Director Services Agreement

Prior to January 1, 2022, Mr. Edree, who currently serves as the Chief Executive Officer of Parent, served as Parent’s Managing Director and provided services to Codere Online Business as an independent contractor pursuant to a services agreement entered into by Mr. Edree, Novelly Investments Limited, a British Virgin Islands company majority-owned by him (“Novelly”), and Codere Online Business’s subsidiary, OMSE, with an effective date as of October 9, 2018 (as amended on November 30, 2020, the “Edree Services Agreement”). Under the Edree Services Agreement, Mr. Edree and Novelly agreed to provide, on an exclusive dedication basis (subject to their right to continue to manage certain identified holdings), certain services in exchange for a fixed annual fee payable by OMSE to Novelly of €250,000, plus a variable annual fee of up to €125,000, depending on the fulfilment of certain objectives each year. A success fee was also payable by OMSE calculated as 8% of the incremental value (as defined in the Edree Services Agreement) that is created at Codere Online, subject to a cap of €10 million, due to the services provided by Novelly. The success fee vested at a rate of 20% per year for two years (and 12% thereafter), being fully vested on the seventh anniversary of the effective date, or earlier upon the consummation of a company sale event (as defined therein). The Edree Services Agreement included a non-compete provision during the term of the agreement and for 18 months thereafter. Such provision excluded any services provided by Mr. Edree and Novelly to the companies set forth on a schedule to such agreement.

On December 31, 2021, the original parties to the Edree Services Agreement and Codere Newco agreed to amend and terminate the Edree Services Agreement (“Addendum No. 2”). Pursuant to Addendum No.2, Codere Newco agreed to become the sole obligor and assume any payment obligations and other obligations of OMSE with respect to the success fee vested up to December 31, 2021 payable to Novelly under the Edree Services Agreement. Addendum No. 2 was subject to the condition that the Parent Board ratified the signing of Addendum No. 2 and the Edree Executive Employment Agreement (as defined below) on or before March 31, 2022, which condition was satisfied on February 2, 2022.

Chief Executive Officer Employment Agreement

Mr. Edree currently serves as the Chief Executive Officer of Parent pursuant to an executive employment agreement (“contrato laboral de alta dirección”) entered into by Mr. Edree and SEJO, dated January 1, 2022 (the “Edree Executive Employment Agreement”), which the Parent Board ratified on February 2, 2022. Under the Edree Executive Employment Agreement, Mr. Edree accepted his employment as Codere Online’s Chief Executive Officer and undertook to provide certain services under the supervision of the Parent Board and SEJO’s board of directors, on an exclusive dedication basis (subject to Mr Edree’s right to continue to manage certain identified entities under certain terms and conditions), for an indefinite term in exchange for a fixed annual salary payable by SEJO of €250,000, plus (i) a variable annual compensation of up to €125,000, depending on the fulfilment of certain objectives each year, (ii) the right to participate in the LTIP, (iii) an annual housing allowance in the amount of €25,000 and (iv) the right to indemnification under Codere Online’s insurance for directors and senior managers from time to time. The Edree Executive Employment Agreement includes a non-compete provision during the term of the agreement and for 12 months thereafter (subject to Mr Edree’s right to continue to manage certain identified entities under certain terms and conditions) and a non-solicit provision for 24 months after the term of the agreement. As consideration for the non-compete and non-solicit, Mr. Edree will be entitled to receive €250,000 upon termination of the agreement.

The members of the board of directors as of December 31, 2022 were as follows:

Name	Age	Title
Patrick Joseph Ramsey	49	Director and Chairman of the Board
Moshe Edree	56	Director and Managing Director
Oscar Iglesias	48	Director and Chief Financial Officer
Borja Fernández	49	Director
Laurent Teitgen	44	Director
Dr. Martin M. Werner	59	Director
Daniel Valdez	41	Director

With respect to the members of the Parent Board, the Remunerated Directors’ compensation from Parent for the year ended December 31, 2022 amounted to an aggregate amount of approximately €188 thousand.

Additionally, for the year ended December 31, 2022, the aggregate base compensation paid by Codere Online to the group of individuals serving as members of the senior management team of Parent was approximately €1.4 million. Certain members of this group also serve as Directors in the Parent Board, but receive no compensation in that capacity. This amount does not include de-minimis benefits including, but not limited to, relocation travel, professional and business expenses and benefits in kind reimbursed or paid by Codere Online. The amount also does not include up to €0.6 million in variable compensation that may be paid for the year ended December 31, 2022 by Codere Online to certain individuals who served as Parent’s senior managers during the year ended December 31, 2022.